EQUITY	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Equity [Abstract]
EQUITY

NOTE 6 - EQUITY

Preferred shares

The Company has authorized 6,250,000 shares of preferred stock with a par value of $0.001 per share.

During the three months ended November 30, 2019, there were no issuances of preferred stock.

Common Shares

The Company has authorized 18,750,000 shares of common stock with a par value of $0.001 per share. Each share of common stock entitles the holder to one vote, in person or proxy, on any matter on which an action of the stockholders of the Company is sought.

During the three months ended November 30, 2019, the Company issued 72,660 shares of common stock as follows:

•	61,297 shares of common stock were issued for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940
•	11,363 shares for settlement of stock payable of $100,000

During the three months ended November 30, 2019, the Company recorded $13,000 of stock compensation expense for five members of the Company’s Board of Directors. The unamortized value of the stock-based compensation as of November 30, 2019 is $82,833.

Warrants

A summary of activity during the three months ended November 30, 2019 follows:

		Weighted	Weighted
	Number of	Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2019	2,334,937	$8.15	4.14
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, November 30, 2019	2,334,937	$8.15	3.89

The intrinsic value of the warrants as of November 30, 2019 is $0. All of the outstanding warrants are exercisable as of November 30, 2019.

Stock Options

During the three months ended November 30, 2019, $155,019 was expensed, and as of November 30, 2019, $482,847 remains unamortized. The intrinsic value of the 234,000 options as of November 30, 2019 is $81,312, and the weighted average value of the remaining life of the options is 9.53 years.

The following is a summary of stock option activity during the three months ended November 30, 2019:

Options Outstanding
	Number of	Weighted Average	Weighted Average
	Options	Exercise Price	Remaining life
(years)
Outstanding, August 31, 2019	234,000	$3.88	$9.78
Granted	—	—	—
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, November 30, 2019	234,000	$3.88	$9.53

The following table summarizes information relating to exercisable stock options as of November 30, 2019:

Options Outstanding			Options Exercisable
Number of	Weighted Average Remaining	Weighted Average	Number of	Weighted Average
Options	Contractual life (in years)	Exercise Price	Shares	Exercise Price
50,000	8.72	$10.80	25,182	$10.80
2,500	9.64	$3.12	2,500	$3.12
181,500	9.75	$1.99	4,689	$1.99

NOTE 5 - EQUITY

Preferred shares

The Company has authorized 6,250,000 shares of preferred stock with a par value of $0.001.

During the year ended August 31, 2019 and 2018, there were no issuance of preferred stock.

Common Shares

The Company has authorized 18,750,000 common stock with a par value of $0.001 per share. Each common stock entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

During the year ended August 31, 2019, the Company issued 1,603,348 shares of common stock as follows,

•

The Company received cash of $1,257,905 for 209,635 units at a price of $6.00 per unit (a “Series D Unit”) pursuant to the Company’s Series D offering. Each Series D Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series D Common Stock Purchase Warrant to purchase one (1) share of common stock at a price of $14.00 per share, for a period of 5 years from the issue date.

•

The Company received cash of $417,732 for 54,940 units at a price of $7.60 per unit (a “Series E Unit”) pursuant to the Company’s Series E Offering. Each Series E Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series E Common Stock Purchase Warrant to purchase one-half (1/2) share of common stock at a price of $16.00 per share for a period of 3 years from the issue date.

•	On March 15, 2019, the Board approved the issuance of 25,000 shares of our common stock valued at $240,000 to Blackrock Ventures, Ltd., a Company owned by a former director, in exchange for its prior services to the Company.
•	On June 25, 2019, the Company sold an aggregate of 1,300,813 units with each unit consisting of one (1) share of the Company’s common stock, par value $0.001 per share and a warrant to purchase one (1) share of common stock at an exercise price equal to $6.4575 per share. The offering price to the public was $6.15 per unit. In addition, the Company granted the Underwriters a 45-day option to purchase up to 195,121 additional shares of common stock, or warrants, or any combination thereof, to cover over-allotments, if any. Simultaneously with the closing of the offering the Company sold 191,102 warrants at $0.01 per warrant for cash proceeds of $1,911 upon the partial exercise of the underwriters’ over-allotment option. The Company received gross proceeds of approximately $8,001,911, before deducting underwriting discounts and commissions of eight percent (8%) of the gross proceeds and estimated offering expenses.
•

The Company issued 12,950 shares and 6,490 warrants for price protection provision related to the Series E units. The company recorded the issuance at par value of $0.001, adjusting to additional paid in capital of $13.

•	10 shares were issued in related to a reconciliation of the reverse stock split.

During the year ended August 31, 2018, the Company issued 334,360 shares of common stock as follows,

·	On January 2, 2018, the Company issued 15,000 shares of its common stock valued at $126,000 to NEOMED for services.

·	The Company received $10,000 that has been recorded as stock issued in relation to a subscription agreement on June 30, 2017, for the issuance of 3,125 shares of common stock.

·

The Company received cash of $850,785 that has been recorded for the issuance of 163,606 shares of common stock at a price of $5.20 per Unit pursuant to a private placement offering conducted by the Company in relation to subscription agreements accepted on January 26, 2018 and March 15, 2018. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series B Common Stock Purchase Warrant to purchase one (1) share of common stock at a price of $12.00 per share for a period of 5 years from the issue date.

·

The Company received cash of $525,828 that has been recorded for the issuance of 87,629 shares of common stock at a price of $6.00 per Unit pursuant to a private placement offering conducted by the Company in relation to subscription agreements accepted up to August 31, 2018. Each Unit consists of: (i) one (1) share of common stock; and (ii) one (1) Series C Common Stock Purchase Warrant to purchase one (1) share of common stock at a price of $14.00 per share for a period of 5 years from the issue date.

Per the terms of the subscription agreement, following the closing date until the earlier of (i) the date that the registration is declared effective by the SEC, or (ii) the date the shares become freely tradable, if the Company issues any common stock or common stock equivalent entitling the holder to acquire common stock at a price below $3.20, the Company will be required to issue the subscribers that number of additional units equal to the difference between the units issued at closing, and the number units the Company would have issued to the subscriber had the offering been completed at this discounted price. In accordance with ASU 2017-11, these cash subscription agreements entered into by the Company contain embedded derivative features, which in accordance with the new guidance, do not give rise to an associated derivative liability.

·	The Company has issued 65,000 Restricted Shares Award (the “RSAs”) to five of the Company’s Directors, vesting annually over a four-year period, in each case subject to the director’s continued service to the Company. Refer to Note 4 for further discussion related to the RSAs.

Stock Payable

During the year ended August 31, 2019, the Company recorded stock payable of 72,660 shares of common stock to NEOMED as follows:

·	61,297 shares, valued at $539,417, for the exercise of an option for an exclusive worldwide license to develop and commercialize products comprising or containing the compound NEO1940. The worldwide license has been capitalized as an intangible asset
·	11,363 shares for settlement of accrued liability of $100,000

Warrants

In connection with the common stock sold pursuant to subscription agreements in fiscal year 2019, 2018 and 2017, each individual investor received warrants to purchase additional shares of common stock.

For each unit purchased in the Company’s Series A offering, Series B offering, Series C offering and Series D offering, each investor will receive one Series A, Series B, Series C and Series D Common Stock Purchase Warrant, respectively, to purchase one share of the Company’s common stock for a period of five years from the date of the subscription agreement at a price per share from $8.00 to $14.00, depending on the subscription round. For each unit purchased in the Company’s Series E offering, each investor will receive one Series E Common Stock Purchase Warrant to purchase one-half (1/2) share of the Company’s common stock for a period of three years from the date of the subscription agreement at a price per share of $16.00.

Under the terms of the subscription agreements for the Company’s private placement offerings, following the closing date of such private offering until the earlier of (i) the date that the registration statement of the shares issued in such offering is declared effective by the SEC, or (ii) the date the shares otherwise become freely tradable, if the Company issues any common stock or common stock equivalent entitling the new investor to acquire common stock at a price below the purchase price for that particular prior subscription agreement, the Company will be required to issue the prior investor additional units, each consisting of one share of common stock and a warrant to purchase one share of common stock, equal to the difference between the units actually issued at such closing to the new investor, and the number of units we would have issued to the prior investor had the offering been completed at this new, lower price per share. Management reviewed the terms of the agreements and determined that in accordance with ASC 815, these cash subscription agreements entered into by the Company contain derivative features. As of August 31, 2019, a derivative liability of $29,501 has been recorded.

During the year ended August 31, 2018, the Company issued warrants with the purchase of the Series A and Series B units. For each share purchased, the investor received one Series A or Series B or Series C Common Stock Purchase Warrant to purchase one share of the Company’s common stock for a period of five years from the date of the share subscription with ranges of prices from $8.00 per share to $14.00 per share. A total of 254,389 warrants were issued during the year ended August 31, 2018.

On June 25, 2019, the Company sold an aggregate of 1,300,813 units with each unit consisting of one (1) share of the Company’s common stock, par value $0.001 per share and a warrant to purchase one (1) share of common stock at an exercise price equal to $6.4575 per share.

In relation to the offering described above, the Company also agreed to issue to the underwriters warrants to purchase total of 104,065 shares of Common Stock (8% of the shares of Common Stock sold in the offering). The underwriter’s warrants are exercisable at $6.765 per share of common stock and have a term of three years. The warrants were issued for services provided by the underwriters.

A summary of activity of the warrants during the year ended August 31, 2019 and 2018 follows:

			Weighted
	Number of	Weighted Average	Average
	shares	Exercise Price	Life (years)
Outstanding, August 31, 2017	240,917	$8.00	4.83
Granted	254,389	12.64	5.00
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, August 31, 2018	495,306	$10.40	4.23
Granted	1,839,575	7.46	3.23
Forfeited	—	—	—
Exercised	—	—	—
Outstanding, August 31, 2019	2,334,881	$8.15	4.14

The intrinsic value of the warrants as of August 31, 2019 is $0. All of the outstanding warrants are exercisable as of August 31, 2019.

The intrinsic value of the warrants as of August 31, 2018 was $585,691.

2018 Equity Incentive Plan

On August 17, 2018, the Board of Directors of the Company approved the Equity Incentive Plan (the “2018 Plan”). The 2018 Plan permits the Company to issue up to 375,000 shares of common stock upon exercise of options granted to selected employees, officers, directors, consultants and advisers. The options may be either “incentive stock options” (as such term is defined in the Internal Revenue Code of 1986) or nonstatutory stock options that are not intended to qualify as “incentive stock options”. Incentive stock options may be granted only to employees. The 2018 Plan is administered by the Board or, at the discretion of the Board, a Board committee. The administrator determines who will receive options and the terms of the options, including the exercise price, expiration date, vesting and the number of shares. The exercise price of each stock option may not be less than the fair market value of the Common Stock on the date of grant, although the exercise price of any incentive stock option granted to a 10% stockholder may not be less than 110% of the fair market value on the grant date. Options may be exercisable (“vest”) immediately or in increments based on time and/or performance criteria as determined by the administrator. The term of any option may not exceed 10 years (five years for any incentive stock option granted to a 10% stockholder), and unless otherwise determined by the administrator, each option must terminate no later than three months after the termination of the optionee’s employment (one year in the event of death or disability). Subject to a few minor exceptions, options may not be transferred other than by will or by the laws of descent and distribution. The 2018 Plan will expire on August 17, 2028.

On August 17, 2018, the Company granted options to directors and consultants to purchase an aggregate of 50,000 shares of our common stock at a price of $10.8 per share with a various vesting schedule. The options expire August 17, 2028, unless such director and consultants ceases his or her service as a director or consultant prior the exercise or expiration of the option.

On July 18, 2019, the Company granted options to a consultant to purchase 2,500 shares of our common stock at a price of $3.12 per share. The options are immediately vested and expire July 18, 2029.

On August 29, 2019, the Company granted options to officers and directors to purchase an aggregate of 181,500 shares of our common stock at a price of $1.99 per share with a various vesting schedule. The options expire August 29, 2029.

The Company utilizes the Black-Scholes model to value the stock options. The Company utilized the following assumptions:

	Year Ended	Year Ended
	August 31,	August 31,
	2019	2018
Expected term	5 years	10 years
Expected average volatility	158%	170%
Expected dividend yield	—	—
Risk-free interest rate	1.40%	2.87%

Name	Number of Shares	Exercise Price	Vesting Commencement Date	Expiration Date	Vesting Schedule
Saoirse O’Sullivan	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
R. Martin Emanuele, Ph.D.	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
Andy Yates, Ph.D.	12,500	$10.8	August 17, 2018	August 17, 2028	(1)
Steven D. Reich, M.D.	12,500	$10.8	April 1, 2018	August 17, 2028	(2)
Rob Prince	2,500	$3.12	July 18, 2019	July 18, 2029	100% vested
Gregory D. Gorgas	75,000	$1.99	August 29, 2019	August 29, 2029	(3)
Connie Matsui	26,500	$1.99	August 29, 2019	August 29, 2029	(4)
Douglas Blayney, MD	18,000	$1.99	August 29, 2019	August 29, 2029	(4)
Georgia Erbez	22,250	$1.99	August 29, 2019	August 29, 2029	(4)
R. Martin Emanuele, PhD	17,500	$1.99	August 29, 2019	August 29, 2029	(4)
Steven Kelly	22,250	$1.99	August 29, 2019	August 29, 2029	(4)
Total option grants:	234,000
_________

(1)

Twenty-five percent (25%) of the Shares subject to the Option shall vest on the Vesting Commencement Date, and one forty-eighth (1/48th) of the Shares subject to the Option shall vest each month thereafter on the same day of the month as the Vesting Commencement Date.

(2)

The number of Shares that will vest upon the first day following the end of such Vesting Period (a “Vesting Date”) will equal (i) the lesser of (a) the number of hours that the Company’s Chief Executive Officer certifies Participant provided the Services during such Vesting Period or (b) 60, multiplied by (ii) a number of Shares equal to 350 divided by the exercise price per Share of the option. “Vesting Period” means each three-month period during the term of the consulting agreement, beginning on the Vesting Commencement Date.

(3)

The shares subject to this option award will vest, subject to Mr. Gorgas’ continued service through the applicable vesting date, ratably over 48 months starting on August 29, 2019, such that the option will be fully vested on August 29, 2023.

(4)

One Hundred percent (100%) of the Shares subject to the Option shall vest on the earlier to occur of

(i) the date six (6) months from the Vesting Commencement Date or

(ii) the date immediately preceding the 2020 annual meeting of stockholders,

subject to Participant continuing to be a Service Provider through each such date.

During the year ended August 31, 2019, $133,110 was expensed, and as of August 31, 2019, $637,865 remains unamortized. During the year ended August 31, 2018, $107,169 was expensed, and as of August 31, 2018, $429,519 remained unamortized.

The following is a summary of stock option activity during the year ended August 31, 2019 and 2018:

	Options Outstanding		Weighted Average
	Number of	Weighted Average	Remaining life
	Options	Exercise Price	(years)

Outstanding, August 31, 2017	—	$—	$—
Granted	50,000	10.80	10.0
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, August 31, 2018	50,000	$10.80	$9.97
Granted	184,000	2.01	10.0
Exercised	—	—	—
Forfeited/canceled	—	—	—
Outstanding, August 31, 2019	234,000	$3.88	$9.78

The following table summarizes information relating to exercisable stock options as of August 31, 2019:

Options Outstanding			Options Exercisable
Number of Options	Weighted Average Remaining	Weighted Average	Number of	Weighted Average
	Contractual life (in years)	Exercise Price	Shares	Exercise Price
50,000	8.97	$10.80	21,700	$10.80
2,500	9.89	$3.12	2,500	$3.12
181,500	10.00	$1.99	—	$—

The intrinsic value of the 234,000 options as of August 31, 2019 is $0. The intrinsic value of the 50,000 options outstanding as of August 31, 2018 was $0.